Significant accounting policies - New accounting policies and disclosures (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments			€ 3,004
Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application	€ (126)
Less: short-term leases recognized on a straight-line basis as expense	(88)	€ (123)
Lease liabilities	2,790	6,514
Current lease liabilities	1,078	1,974
Non-current lease liabilities	€ 1,712	€ 4,540
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	1.32%